UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM ABS-15G

Asset-Backed Securitizer

Report Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 01/01/18 to 03/31/18.

January 1, 2018 – March 31, 2018

Date of Report (Date of Earliest Event Reported)

025-00131

(Commission File Number of Securitizer)

0001530239

(Central Index Key Number of Securitizer)

RWT Holdings, Inc.

(Exact Name of Securitizer as Specified in Its Charter)

Christopher J. Abate

(Name of Person to Contact in Connection with this Filing)

One Belvedere Place, Suite 310

Mill Valley, CA 94941

(Address of Principal Executive Offices)

(415) 389-7373

(Securitizer’s Telephone Number,

Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.	Quarterly Filing of Rule 15Ga-1 Representations and Warranties Disclosure

RWT Holdings, Inc. (the “Securitizer”) hereby makes its quarterly filing for the reporting period January 1, 2018 to March 31, 2018 (the “First Quarter”) to disclose the repurchase requests across all trusts that it has received during the First Quarter. The Securitizer has no repurchase activity to report for the First Quarter.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: May 14, 2018

RWT HOLDINGS, INC.

By: /s/ Christopher J. Abate

Name:     Christopher J. Abate

Title:       President and CFO